UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment []; Amendment Number:
This Amendment (Check only one):       []is a restatement.
                                       []adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                Marvin & Palmer Associates, Inc.
Address:             1201 N. Market Street
                     Suite 2300
                     Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Karen T. Buckley
Title:               Chief Financial Officer - Principal
Phone:               (302) 573-3570

Signature, Place, and Date of Signing:
/s/ Karen T. Buckley            Wilmington, Delaware             August  9, 2005

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number    Name

     28-1190                 Frank Russell Co.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    167

Form 13F Information Table Value Total:    $2,362,502
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number  Name

     1    28-1157               CIGNA Corporation
     2    28-10076              Okabena Investment Services, Inc.


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             Column 1           Column 2    Column 3     Column 4    Column 5     Column 6   Column 7            Column 8
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                                                                     SHRS OR
                                  TITLE                              SH/PUT/    INVESTMENT    OTHER          VOTING AUTHORITY
          NAME OF ISSUER           OF        CUSIP       VALUE       PRN AMT    DISCRETION   MANAGERS   ----------------------------
                                  CLASS                 (x$1000)     PRN CALL                              SOLE     SHARED   NONE
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Abbott Laboratories                Com       002824100         $211       4,300    Sole             1        4,300
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Abbott Laboratories                Com       002824100      $53,122   1,083,900    Sole                  1,083,900
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Abbott Laboratories                Com       002824100       $3,970      81,000    Sole                                      81,000
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Adobe Systems                      Com       00724F101         $166       5,800    Sole             1        5,800
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Adobe Systems                      Com       00724F101      $47,129   1,647,300    Sole                  1,647,300
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Adobe Systems                      Com       00724F101       $9,109     318,400    Sole                                     318,400
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Aetna, Inc.                        Com       00817Y108          $50         600    Sole             1          600
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Aetna, Inc.                        Com       00817Y108      $17,894     216,060    Sole                    216,060
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Aetna, Inc.                        Com       00817Y108       $1,102      13,300    Sole                                      13,300
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Air Products and Chemicals         Com       009158106         $115       1,900    Sole             1        1,900
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Air Products and Chemicals         Com       009158106      $27,020     448,100    Sole                    448,100
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Air Products and Chemicals         Com       009158106       $2,231      37,000    Sole                                      37,000
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Allstate Corporation               Com       020002101         $102       1,700    Sole             1        1,700
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Allstate Corporation               Com       020002101      $28,387     475,100    Sole                    475,100
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Allstate Corporation               Com       020002101       $2,026      33,900    Sole                                      33,900
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Altria Group, Inc.                 Com       02209S103         $110       1,700    Sole             1        1,700
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Altria Group, Inc.                 Com       02209S103      $25,127     388,600    Sole                    388,600
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Altria Group, Inc.                 Com       02209S103       $2,186      33,800    Sole                                      33,800
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America Movil SA ADR               ADR       02364W105          $54         900    Sole             1          900
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America Movil SA ADR               ADR       02364W105         $727      12,200    Sole             2       12,200
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America Movil SA ADR               ADR       02364W105      $41,864     702,300    Sole                    702,300
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America Movil SA ADR               ADR       02364W105      $23,552     395,100    Sole                                     395,100
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Apple Computer, Inc.               Com       037833100         $173       4,700    Sole             1        4,700
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Apple Computer, Inc.               Com       037833100      $38,450   1,044,560    Sole                  1,044,560
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Apple Computer, Inc.               Com       037833100       $8,205     222,900    Sole                                     222,900
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Baker Hughes, Inc                  Com       057224107         $118       2,300    Sole             1        2,300
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Baker Hughes, Inc                  Com       057224107      $27,458     536,700    Sole                    536,700
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Baker Hughes, Inc                  Com       057224107       $2,333      45,600    Sole                                      45,600
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Bear Stearns Companies, Inc.       Com       073902108         $135       1,300    Sole             1        1,300
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Bear Stearns Companies, Inc.       Com       073902108      $30,434     292,800    Sole                    292,800
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Bear Stearns Companies, Inc.       Com       073902108       $2,495      24,000    Sole                                      24,000
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Caterpillar, Inc.                  Com       149123101         $315       3,300    Sole             1        3,300
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Caterpillar, Inc.                  Com       149123101      $77,249     810,500    Sole                    810,500
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Caterpillar, Inc.                  Com       149123101      $11,523     120,900    Sole                                     120,900
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Chesapeake Energy Corporation      Com       165167107          $78       3,400    Sole             1        3,400
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Chesapeake Energy Corporation      Com       165167107      $14,161     621,100    Sole                    621,100
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Chesapeake Energy Corporation      Com       165167107       $1,500      65,800    Sole                                      65,800
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Cia Vale Do Rio Doce-Sp ADR        ADR       204412209       $8,146     278,200    Sole                    278,200
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Cia Vale Do Rio Doce-Sp ADR        ADR       204412209       $6,980     238,400    Sole                                     238,400
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Coach, Inc.                        Com       189754104         $128       3,800    Sole             1        3,800
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Coach, Inc.                        Com       189754104      $29,763     886,596    Sole                    886,596
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Coach, Inc.                        Com       189754104       $2,773      82,600    Sole                                      82,600
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Cognizant Technology Solutions     Com       192446102          $61       1,300    Sole             1        1,300
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Cognizant Technology Solutions     Com       192446102      $13,691     290,500    Sole                    290,500
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Cognizant Technology Solutions     Com       192446102       $1,263      26,800    Sole                                      26,800
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Comcast Class A Special            Com       20030N200         $270       9,000    Sole             1        9,000
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Comcast Class A Special            Com       20030N200      $65,836   2,198,200    Sole                  2,198,200
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Comcast Class A Special            Com       20030N200       $5,568     185,900    Sole                                     185,900
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ConocoPhillips                     Com       20825C104         $356       6,200    Sole             1        6,200
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ConocoPhillips                     Com       20825C104      $83,596   1,454,100    Sole                  1,454,100
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ConocoPhillips                     Com       20825C104       $7,140     124,200    Sole                                     124,200
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Constellation Energy Group         Com       210371100          $87       1,500    Sole             1        1,500
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Constellation Energy Group         Com       210371100      $22,043     382,100    Sole                    382,100
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Constellation Energy Group         Com       210371100       $1,656      28,700    Sole                                      28,700
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CVS Corp.                          Com       126650100         $113       3,900    Sole             1        3,900
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CVS Corp.                          Com       126650100      $32,860   1,130,362    Sole                  1,130,362
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CVS Corp.                          Com       126650100       $2,113      72,700    Sole                                      72,700
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Ebay, Inc.                         Com       278642103       $2,132      64,600    Sole                     64,600
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EMC Corp.                          Com       268648102          $78       5,700    Sole             1        5,700
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EMC Corp.                          Com       268648102      $18,285   1,333,700    Sole                  1,333,700
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EMC Corp.                          Com       268648102       $1,511     110,200    Sole                                     110,200
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EnCana Corp                        Com       292505104         $356       9,000    Sole                      9,000
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EnCana Corp                        Com       292505104       $7,918     200,000    Sole                                     200,000
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Exelon Corporation                 Com       30161N101         $118       2,300    Sole             1        2,300
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Exelon Corporation                 Com       30161N101      $27,790     541,400    Sole                    541,400
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Exelon Corporation                 Com       30161N101       $2,315      45,100    Sole                                      45,100
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Exxon Mobil Corp.                  Com       30231G102         $103       1,800    Sole             1        1,800
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Exxon Mobil Corp.                  Com       30231G102      $24,127     419,824    Sole                    419,824
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Exxon Mobil Corp.                  Com       30231G102       $2,057      35,800    Sole                                      35,800
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Federated Department Stores        Com       31410H101          $88       1,200    Sole             1        1,200
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Federated Department Stores        Com       31410H101      $21,779     297,200    Sole                    297,200
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Federated Department Stores        Com       31410H101       $1,773      24,200    Sole                                      24,200
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Fomento Economico Mex-SP ADR       ADR       344419106      $26,425     443,600    Sole                    443,600
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Fomento Economico Mex-SP ADR       ADR       344419106      $14,064     236,100    Sole                                     236,100
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FPL Group, Inc.                    Com       302571104         $215       5,100    Sole             1        5,100
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FPL Group, Inc.                    Com       302571104      $43,175   1,026,500    Sole                  1,026,500
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FPL Group, Inc.                    Com       302571104       $4,134      98,300    Sole                                      98,300
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Genentech, Inc.                    Com       368710406         $289       3,600    Sole             1        3,600
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Genentech, Inc.                    Com       368710406      $71,112     885,800    Sole                    885,800
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Genentech, Inc.                    Com       368710406       $8,919     111,100    Sole                                     111,100
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Genzyme Corp.                      Com       372917104         $138       2,300    Sole             1        2,300
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Genzyme Corp.                      Com       372917104      $41,775     695,200    Sole                    695,200
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Genzyme Corp.                      Com       372917104       $3,209      53,400    Sole                                      53,400
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Google, Inc.                       Com       38259P508         $294       1,000    Sole             1        1,000
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Google, Inc.                       Com       38259P508      $77,273     262,700    Sole                    262,700
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Google, Inc.                       Com       38259P508       $6,104      20,750    Sole                                      20,750
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Grupo Televisa S.A.                ADR       40049J206          $56         900    Sole             1          900
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Grupo Televisa S.A.                ADR       40049J206      $32,368     521,300    Sole                    521,300
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Grupo Televisa S.A.                ADR       40049J206      $19,291     310,700    Sole                                     310,700
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HDFC Bank Ltd. ADR                 ADR       40415F101       $3,684      79,200    Sole                     79,200
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Icici Bank ADR                     ADR       45104G104      $23,399   1,070,900    Sole                  1,070,900
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Icici Bank ADR                     ADR       45104G104      $14,524     664,700    Sole                                     664,700
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Infosys Technologies ADR           ADR       456788108      $10,838     139,664    Sole                    139,664
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Infosys Technologies ADR           ADR       456788108       $3,492      45,000    Sole                                      45,000
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Intel Corp.                        Com       458140100          $96       3,700    Sole             1        3,700
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Intel Corp.                        Com       458140100      $29,436   1,131,300    Sole                  1,131,300
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Intel Corp.                        Com       458140100       $2,828     108,700    Sole                                     108,700
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Jabil Circuit, Inc.                Com       466313103         $117       3,800    Sole             1        3,800
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Jabil Circuit, Inc.                Com       466313103      $30,229     983,700    Sole                    983,700
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Jabil Circuit, Inc.                Com       466313103       $2,286      74,400    Sole                                      74,400
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Johnson & Johnson                  Com       478160104         $189       2,900    Sole             1        2,900
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Johnson & Johnson                  Com       478160104      $46,581     716,636    Sole                    716,636
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Johnson & Johnson                  Com       478160104       $3,647      56,100    Sole                                      56,100
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Kookmin Bank ADR                   ADR       50049M109         $237       5,200    Sole                      5,200
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Korea Electric Power Corp. ADR     ADR       500631106         $110       7,000    Sole                      7,000
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Legg Mason, Inc.                   Com       524901105         $281       2,700    Sole             1        2,700
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Legg Mason, Inc.                   Com       524901105      $61,758     593,200    Sole                    593,200
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Legg Mason, Inc.                   Com       524901105       $5,497      52,800    Sole                                      52,800
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Lehman Brothers Holdings, Inc.     Com       524908100         $288       2,900    Sole             1        2,900
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Lehman Brothers Holdings, Inc.     Com       524908100      $75,895     764,450    Sole                    764,450
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Lehman Brothers Holdings, Inc.     Com       524908100      $10,047     101,200    Sole                                     101,200
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Longview Fibre Company             Com       543213102          $47       2,300    Sole                      2,300
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Lowe's Companies                   Com       548661107         $157       2,700    Sole             1        2,700
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Lowe's Companies                   Com       548661107      $35,629     611,968    Sole                    611,968
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Lowe's Companies                   Com       548661107       $3,062      52,600    Sole                                      52,600
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Marriott International, Inc.       Com       571903202         $116       1,700    Sole             1        1,700
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Marriott International, Inc.       Com       571903202      $29,597     433,850    Sole                    433,850
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Marriott International, Inc.       Com       571903202       $2,265      33,200    Sole                                      33,200
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Marvell Technology Group           Com       G5876H105         $152       4,000    Sole             1        4,000
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Marvell Technology Group           Com       G5876H105      $38,179   1,005,500    Sole                  1,005,500
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Medtronic                          Com       585055106         $129       2,500    Sole             1        2,500
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Medtronic                          Com       585055106      $33,037     637,900    Sole                    637,900
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Medtronic                          Com       585055106       $2,636      50,900    Sole                                      50,900
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Network Appliance, Inc.            Com       64120L104         $192       6,800    Sole             1        6,800
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Network Appliance, Inc.            Com       64120L104      $47,963   1,696,600    Sole                  1,696,600
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Network Appliance, Inc.            Com       64120L104       $3,692     130,600    Sole                                     130,600
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Nordstrom, Inc.                    Com       655664100         $122       1,800    Sole             1        1,800
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Nordstrom, Inc.                    Com       655664100      $23,620     347,500    Sole                    347,500
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Nordstrom, Inc.                    Com       655664100       $2,236      32,900    Sole                                      32,900
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Pepsico, Inc.                      Com       713448108          $76       1,400    Sole             1        1,400
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Pepsico, Inc.                      Com       713448108      $17,463     323,800    Sole                    323,800
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Pepsico, Inc.                      Com       713448108       $1,445      26,800    Sole                                      26,800
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Petroleo Brasileiro ADR            ADR       71654V408      $45,405     871,000    Sole                    871,000
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Petroleo Brasileiro ADR            ADR       71654V408      $22,531     432,200    Sole                                     432,200
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Prudential Financial, Inc.         Com       744320102      $16,625     253,200    Sole                    253,200
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Prudential Financial, Inc.         Com       744320102       $1,490      22,700    Sole                                      22,700
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Quest Diagnostics, Inc.            Com       74834L100         $266       5,000    Sole             1        5,000
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Quest Diagnostics, Inc.            Com       74834L100      $68,300   1,282,156    Sole                  1,282,156
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Quest Diagnostics, Inc.            Com       74834L100       $5,689     106,800    Sole                                     106,800
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Research in Motion ADR             Com       760975102         $103       1,400    Sole             1        1,400
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Research in Motion ADR             Com       760975102         $738      10,000    Sole             2       10,000
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Research in Motion ADR             Com       760975102      $14,411     195,300    Sole                    195,300
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Research in Motion ADR             Com       760975102      $19,399     262,900    Sole                                     262,900
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Satyam Computers Services ADR      ADR       804098101       $7,935     305,200    Sole                    305,200
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Sirius Satellite Radio Inc.        Com       82966U103          $81      12,500    Sole             1       12,500
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Sirius Satellite Radio Inc.        Com       82966U103      $19,463   3,003,500    Sole                  3,003,500
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Sirius Satellite Radio Inc.        Com       82966U103       $1,779     274,500    Sole                                     274,500
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Taiwan Semiconductor ADR           ADR       874039100         $352      38,649    Sole                     38,649
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Tenaris SA ADR                     ADR       88031M109       $6,731      86,000    Sole                     86,000
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Tenaris SA ADR                     ADR       88031M109       $3,131      40,000    Sole                                      40,000
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Teva Pharmaceutical Ind. ADR       ADR       881624209      $10,388     333,600    Sole                    333,600
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Teva Pharmaceutical Ind. ADR       ADR       881624209       $5,294     170,000    Sole                                     170,000
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Texas Instruments, Inc.            Com       882508104         $272       9,700    Sole             1        9,700
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Texas Instruments, Inc.            Com       882508104      $64,132   2,284,700    Sole                  2,284,700
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Texas Instruments, Inc.            Com       882508104       $6,072     216,300    Sole                                     216,300
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Unitedhealth Group                 Com       91324P102         $480       9,200    Sole             1        9,200
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Unitedhealth Group                 Com       91324P102      $99,378   1,905,990    Sole                  1,905,990
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Unitedhealth Group                 Com       91324P102       $9,708     186,200    Sole                                     186,200
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Valero Energy Corporation          Com       91913Y100         $111       1,400    Sole             1        1,400
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Valero Energy Corporation          Com       91913Y100      $27,475     347,300    Sole                    347,300
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Valero Energy Corporation          Com       91913Y100       $2,120      26,800    Sole                                      26,800
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Wellpoint Inc.                     Com       94973V107         $111       1,600    Sole             1        1,600
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Wellpoint Inc.                     Com       94973V107      $24,736     355,200    Sole                    355,200
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Wellpoint Inc.                     Com       94973V107       $2,173      31,200    Sole                                      31,200
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Yahoo, Inc.                        Com       984332106         $211       6,100    Sole             1        6,100
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Yahoo, Inc.                        Com       984332106      $59,323   1,712,077    Sole                  1,712,077
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Yahoo, Inc.                        Com       984332106       $4,220     121,800    Sole                                      121,800
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